Income Taxes - Additional Information (Details) - USD ($)		12 Months Ended
	Dec. 31, 2021	Dec. 22, 2021	Dec. 31, 2020
Income Tax Contingency [Line Items]
Income tax expense or benefits, uncertain tax positions	$ 0	$ 0	$ 0
Federal
Income Tax Contingency [Line Items]
Net operating loss carryforwards	5,600,000
State
Income Tax Contingency [Line Items]
Net operating loss carryforwards	$ 5,600,000